UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Moderate Allocation Fund

SEMIANNUAL REPORT February 28, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A sustained market rally from the summer of 2012 through the end of the reporting period generated respectable gains for investors who had the patience and discipline to stick with equities during previous bouts of heightened turbulence.While economic growth generally remained sluggish compared to historical averages, a number of negative scenarios were avoided: China averted a hard landing, the European financial crisis did not deteriorate into a breakup of the euro, and the threat of U.S. fiscal tightening was reduced when last-minute legislation mitigated scheduled tax increases.

We believe that the muted pace of economic growth has helped prevent new imbalances from developing, even as monetary policymakers throughout the world maintain aggressively accommodative postures. Therefore, in our analysis, prospects are favorable for sustained economic expansion over the foreseeable future.As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Richard B. Hoey,A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus Moderate Allocation Fund produced a total return of 6.15%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 8.94% for the same period.The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, and this blended index returned 5.42% for the same period.2

Despite political and economic uncertainties in the U.S. and abroad, equities performed well. The fund’s overweighting in stocks, particularly small/mid cap, helped it to outperform its blended benchmark.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Economic Conditions Fueled Market Gains

The equity markets began the period in rally mode. On September 6, the European Central Bank announced that policy makers agreed to an unlimited bond-purchase program to reduce interest rates for struggling nations and fight speculation of a breakup of the euro.The Federal Reserve’s QE3 announcement followed shortly after. By September 14, various indices set multi-year highs. Several stock markets moved slightly lower from that point.The U.S. election dominated the news over the next two months, followed by the wrangling over the resolution of the fiscal problems.The final trading day of 2012 was notable.The gain of 1.7% for the S&P 500 was the best for a last day since 1974.The first two months of 2013 saw a broad rally as the global economy showed signs of improvement and company fundamentals strengthened. Bonds, on the other hand, were under pressure, as record low yields were shunned. High yield bonds outperformed, as investors sought yield.

Emphasis on Equities Supported Fund’s Results

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period.This stance helped returns since stocks consistently outperformed. The overweighting in strongly performing small/midcaps was particularly helpful.

The fund received especially positive contributions to relative performance from Dreyfus Opportunistic Midcap Value Fund, which achieved above-average results in the consumer discretionary, industrials, financials and utilities sectors. Dreyfus MidCap Core Fund advanced strongly due to the efficacy of the valuation and quality factors considered by its stock selection process. Dreyfus Strategic Value Fund was bolstered by successful security selections in the energy and materials sectors.

Laggards during the reporting period included DreyfusTotal Return Advantage Fund, Dreyfus Short-Intermediate Government Fund, and Dreyfus Bond Market Index Fund, all of which struggled as investors turned away from bonds and toward stocks.

The Dreyfus Investment Committee made two tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions. In December, the fund shifted assets from an alternative investment

4

(Dreyfus Global Absolute Return) into Dreyfus Short-Intermediate Government Bond, and Dreyfus Mid-Cap Index Fund.This move generally contributed positive performance to the fund. In February, the fund shifted from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing an actively managed fund will provide alpha.

Maintaining a Constructive Posture

Europe’s financial troubles have eased somewhat, and the U.S. economy continues to demonstrate evidence of growth. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of the equities. At the same time, we are aware of recently increased stock valuations and the political risks in various regions of the world.Therefore, we are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.79
Ending value (after expenses)	$1,061.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.76
Ending value (after expenses)	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2013 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	73,150	[a]	3,361,230
Dreyfus Bond Market Index Fund, BASIC Shares	548,623	[a]	6,007,424
Dreyfus Disciplined Stock Fund	56,714	[a]	1,957,770
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	124,701	[a]	1,917,904
Dreyfus Emerging Markets Fund, Cl. I	256,252	[a]	2,618,891
Dreyfus Global Real Estate Securities Fund, Cl. I	167,473	[a]	1,393,375
Dreyfus High Yield Fund, Cl. I	297,921	[a]	2,002,033
Dreyfus International Bond Fund, Cl. I	108,766	[a]	1,843,579
Dreyfus International Equity Fund, Cl. I	22,208	[a]	661,586
Dreyfus International Stock Index Fund	70,855	[a]	1,056,442
Dreyfus International Value Fund, Cl. I	52,334	[a]	562,069
Dreyfus MidCap Core Fund, Cl. I	42,247	[a]	1,126,313
Dreyfus MidCap Index Fund	31,686	[a]	991,458
Dreyfus Opportunistic Midcap Value Fund, Cl. I	29,827	[a]	1,035,288
Dreyfus Research Growth Fund, Cl. Z	412,513	[a]	4,533,517
Dreyfus Short-Intermediate Government Fund	130,693	[a]	1,384,041
Dreyfus Small Cap Stock Index Fund	46,820	[a]	1,100,750
Dreyfus Strategic Value Fund, Cl. I	89,021	[a]	2,983,078
Dreyfus Total Return Advantage Fund, Cl. I	477,028	[a]	6,444,647
Dreyfus U.S. Equity Fund, Cl. I	173,357	[a]	2,849,988
Dreyfus/Newton International Equity Fund, Cl. I	59,548	[a]	1,093,300
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	70,964	[a]	1,111,999
International Stock Fund, Cl. I	59,452	[a]	876,324

Total Investments (cost $45,060,848)	100.1%		48,913,006
Cash and Receivables (Net)	(.1%)		(68,563)
Net Assets	100.0%		48,844,443

a	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	75.5	Mutual Funds: Foreign	24.6
			100.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	45,060,848	48,913,006
Cash		63,309
Receivable for investment securities sold		1,957,770
Receivable for shares of Common Stock subscribed		159
Prepaid expenses		10,927
		50,945,171
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		8,147
Payable for investment securities purchased		1,957,770
Payable for shares of Common Stock redeemed		103,371
Accrued expenses		31,440
		2,100,728
Net Assets ($)		48,844,443
Composition of Net Assets ($):
Paid-in capital		45,062,701
Accumulated distributions in excess of investment income—net		(68,683)
Accumulated net realized gain (loss) on investments		(1,733)
Accumulated net unrealized appreciation
(depreciation) on investments		3,852,158
Net Assets ($)		48,844,443
Shares Outstanding
(100 million shares of $.001 par value Capital Stock authorized)		3,175,504
Net Asset Value, offering and redemption price per share ($)		15.38

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	581,069
Expenses:
Shareholder servicing costs—Note 3(b)	62,383
Professional fees	21,366
Registration fees	11,381
Prospectus and shareholders’ reports	7,923
Directors’ fees and expenses—Note 3(c)	1,672
Custodian fees—Note 3(b)	1,159
Loan commitment fees—Note 2	140
Miscellaneous	9,953
Total Expenses	115,977
Less—reduction in expenses due to undertaking—Note 3(a)	(32,016)
Less—waiver of shareholder servicing fees—Note 3(b)	(9,977)
Less—reduction in fees due to earnings credits—Note 3(b)	(63)
Net Expenses	73,921
Investment Income—Net	507,148
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	100,134
Capital gain distributions from affiliated issuers	228,075
Net Realized Gain (Loss)	328,209
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,719,654
Net Realized and Unrealized Gain (Loss) on Investments	2,047,863
Net Increase in Net Assets Resulting from Operations	2,555,011

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	507,148	402,992
Net realized gain (loss) on investments	328,209	189,050
Net unrealized appreciation
(depreciation) on investments	1,719,654	1,744,954
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,555,011	2,336,996
Dividends to Shareholders from ($):
Investment income—net	(710,162)	(461,135)
Net realized gain on investments	(371,011)	(193,285)
Total Dividends	(1,081,173)	(654,420)
Capital Stock Transactions ($):
Net proceeds from shares sold	13,439,777	10,597,642
Dividends reinvested	1,056,139	634,801
Cost of shares redeemed	(2,514,548)	(5,365,776)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,981,368	5,866,667
Total Increase (Decrease) in Net Assets	13,455,206	7,549,243
Net Assets ($):
Beginning of Period	35,389,237	27,839,994
End of Period	48,844,443	35,389,237
Undistributed (distributions in excess of)
investment income–net	(68,683)	134,331
Capital Share Transactions (Shares):
Shares sold	886,783	741,910
Shares issued for dividends reinvested	70,645	46,167
Shares redeemed	(165,439)	(375,691)
Net Increase (Decrease) in Shares Outstanding	791,989	412,386

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2013			Year Ended August 31,
	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.85		14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.18		.18	.18	.14
Net realized and unrealized
gain (loss) on investments	.73		.86	1.25	.41
Total from Investment Operations	.91		1.04	1.43	.55
Distributions:
Dividends from investment income—net	(.25)		(.22)	(.20)	(.12)
Dividends from net realized
gain on investments	(.13)		(.09)	(.04)	—
Total Distributions	(.38)		(.31)	(.24)	(.12)
Net asset value, end of period	15.38		14.85	14.12	12.93
Total Return (%)	6.15	[c]	7.57	11.02	4.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.55	[e]	.63	.74	1.96	[e]
Ratio of net expenses to average net assets[d]	.35	[e]	.59	.63	.65	[e]
Ratio of net investment income
to average net assets[d]	2.41	[e]	1.27	1.25	1.27	[e]
Portfolio Turnover Rate	11.75	[c]	28.82	17.48	31.21	[c]
Net Assets, end of period ($ x 1,000)	48,844		35,389	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	48,913,006	—	—	48,913,006

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	2,513,432		804,003	58,000	(403)
Dreyfus BASIC
S&P 500 Stock
Index Fund	1,392,358		471,456	1,991,431	132,881
Dreyfus Bond Market
Index Fund,
Basic Shares	4,717,540		1,487,532	103,571	(1,212)
Dreyfus Disciplined
Stock Fund	—		1,957,770	—	—

14

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	1,378,085		489,250	34,523	(267)
Dreyfus Emerging
Markets Fund, Cl. I	1,716,411		788,107	56,446	(7,091)
Dreyfus Global Absolute
Return Fund, Cl. I	1,785,072		415,575	2,144,772	(15,155)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	999,462		371,459	22,785	(190)
Dreyfus High Yield
Fund, Cl. I	1,460,676		521,978	34,523	(569)
Dreyfus International
Bond Fund, Cl. I	1,397,448		508,224	34,524	(541)
Dreyfus International
Equity Fund, CL I	437,602		171,652	11,652	(560)
Dreyfus International
Stock Index Fund	700,429		286,729	19,419	(1,260)
Dreyfus International
Value Fund, Cl. I	360,545		168,974	11,652	(1,028)
Dreyfus MidCap
Core Fund, Cl. I	748,317		253,797	17,262	(162)
Dreyfus MidCap
Index Fund	—		973,693	11,550	(142)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	671,677		235,910	17,262	(182)
Dreyfus Research
Growth Fund, Cl. Z	3,337,757		1,011,040	74,571	(316)
Dreyfus
Short-Intermediate
Government Fund	—		1,402,604	17,375	(15)
Dreyfus Small Cap
Stock Index Fund	775,955		271,890	17,262	(53)
Dreyfus Strategic
Value Fund, Cl. I	1,993,138		706,571	49,714	39
Dreyfus Total Return
Advantage
Fund, Cl. I	4,959,878		1,758,805	120,833	(2,281)
Dreyfus U.S. Equity
Fund, Cl. I	2,029,670		657,062	46,952	(118)
Dreyfus/Newton
International
Equity Fund, Cl. I	728,765		275,686	19,420	(594)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	812,170	304,462		17,262	(495)
International
Stock Fund, Cl. I	608,632	222,267		15,536	(152)
TOTAL	35,525,019	16,516,496		4,948,297	100,134

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	102,198	3,361,230		6.9	23,005
Dreyfus BASIC
S&P 500 Stock
Index Fund	(5,264)	—		—	18,197
Dreyfus Bond Market
Index Fund,
Basic Shares	(92,865)	6,007,424		12.3	92,892
Dreyfus Disciplined
Stock Fund	—	1,957,770		4.0	—
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	85,359	1,917,904		3.9	24,371
Dreyfus Emerging
Markets Fund, Cl. I	177,910	2,618,891		5.3	28,027
Dreyfus Global Absolute
Return Fund, Cl. I	(40,720)	—		—	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	45,429	1,393,375		2.8	64,638
Dreyfus High Yield
Fund, Cl. I	54,471	2,002,033		4.1	57,098
Dreyfus International
Bond Fund, Cl. I	(27,028)	1,843,579		3.8	43,346
Dreyfus International
Equity Fund, CL I	64,544	661,586		1.4	14,755
Dreyfus International
Stock Index Fund	89,963	1,056,442		2.2	25,235
Dreyfus International
Value Fund, Cl. I	45,230	562,069		1.2	12,077

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus MidCap
Core Fund, Cl. I	141,623	1,126,313		2.3	21,357
Dreyfus MidCap
Index Fund	29,457	991,458		2.0	39,922
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	145,145	1,035,288		2.1	3,471
Dreyfus Research
Growth Fund, Cl. Z	259,607	4,533,517		9.3	6,900
Dreyfus
Short-Intermediate
Government Fund	(1,173)	1,384,041		2.8	1,572
Dreyfus Small Cap
Stock Index Fund	70,220	1,100,750		2.3	39,450
Dreyfus Strategic
Value Fund, Cl. I	333,044	2,983,078		6.1	37,145
Dreyfus Total Return
Advantage
Fund, Cl. I	(150,922)	6,444,647		13.2	131,577
Dreyfus U.S. Equity
Fund, Cl. I	210,326	2,849,988		5.8	24,825
Dreyfus/Newton
International
Equity Fund, Cl. I	108,863	1,093,300		2.2	14,191
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	13,124	1,111,999		2.3	72,022
International Stock
Fund, Cl. I	61,113	876,324		1.8	13,071
TOTAL	1,719,654	48,913,006		100.1	809,144

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: ordinary income $543,406 and long-term capital gains $111,014.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2013, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.45% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described above) do not exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses pursuant to the undertaking, amounted to $32,016 during the period ended February 28, 2013.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2013, the fund was charged $52,503 pursuant to the Shareholder Services Plan of which $9,977 was waived due to the fund’s investment in certain of the underlying funds.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $8,299 for transfer agency services and $400 for cash management services. Cash management fees were partially offset by earnings credits of $60. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $1,159 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $262 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $9,238, custodian fees $839, Chief Compliance Officer fees $5,308 and transfer agency fees $2,908, which are offset against an expense reimbursement currently in effect in the amount of $10,146.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2013, amounted to $16,516,496 and $4,948,297, respectively.

At February 28, 2013, accumulated net unrealized appreciation on investments was $3,852,158, consisting of $3,853,690 gross unrealized appreciation and $1,532 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infra-structures.The Board also considered portfolio management’s broker-

22

age policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one- and two-year periods and noted the proximity of the fund’s performance to the median in the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund does not pay a management fee. The Board also noted that the fund’s total expenses were above the Expense Group and Expense Universe medians. Dreyfus representatives noted that

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2014, so that total annual fund and underlying fund expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

24

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

26

NOTES

For More Information

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Conservative
Allocation Fund

SEMIANNUAL REPORT February 28, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A sustained market rally from the summer of 2012 through the end of the reporting period generated respectable gains for investors who had the patience and discipline to stick with equities during previous bouts of heightened turbulence.While economic growth generally remained sluggish compared to historical averages, a number of negative scenarios were avoided: China averted a hard landing, the European financial crisis did not deteriorate into a breakup of the euro, and the threat of U.S. fiscal tightening was reduced when last-minute legislation mitigated scheduled tax increases.

We believe that the muted pace of economic growth has helped prevent new imbalances from developing, even as monetary policymakers throughout the world maintain aggressively accommodative postures.Therefore, in our analysis, prospects are favorable for sustained economic expansion over the foreseeable future.As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Richard B. Hoey,A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus Conservative Allocation Fund produced a total return of 4.56%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 8.94% for the same period. The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, and this blended index returned 3.67% for the same period.2

Despite political and economic uncertainties in the U.S. and abroad, equities performed well. The fund’s overweighting in stocks, particularly small/mid cap, helped it to outperform its blended benchmark.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Economic Conditions Fueled Market Gains

The equity markets began the period in rally mode. On September 6, the European Central Bank announced that policy makers agreed to an unlimited bond-purchase program to reduce interest rates for struggling nations and fight speculation of a breakup of the euro.The Federal Reserve’s QE3 announcement followed shortly after. By September 14, various indices set multi-year highs. Several stock markets moved slightly lower from that point.The U.S. election dominated the news over the next two months, followed by the wrangling over the resolution of the fiscal problems.The final trading day of 2012 was notable.The gain of 1.7% for the S&P 500 was the best for a last day since 1974.The first two months of 2013 saw a broad rally as the global economy showed signs of improvement and company fundamentals strengthened. Bonds, on the other hand, were under pressure, as record low yields were shunned. High yield bonds outperformed, as investors sought yield.

Emphasis on Equities Supported Fund’s Results

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period.This stance helped returns since stocks consistently outperformed. The overweighting in strongly performing small/midcaps was particularly helpful. The fund received especially positive contributions to relative performance from Dreyfus Opportunistic MidcapValue Fund, which achieved above-average results in the consumer discretionary, industrials, financials and utilities sectors. Dreyfus MidCap Core Fund advanced strongly due to the efficacy of the valuation and quality factors considered by its stock selection process. Dreyfus StrategicValue Fund was bolstered by successful security selections in the energy and materials sectors.

Laggards during the reporting period included DreyfusTotal Return Advantage Fund, Dreyfus Short-Intermediate Government Fund, and Dreyfus Bond Market Index Fund, all of which struggled as investors turned away from bonds and toward stocks.

The Dreyfus Investment Committee made two tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions. In December, the fund shifted assets from an alternative investment (Dreyfus Global Absolute Return) into Dreyfus Short-Intermediate Government

4

Bond, and Dreyfus Mid-Cap Index Fund.This move generally contributed positive performance to the fund. In February, the fund shifted from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing an actively managed fund will provide alpha.

Maintaining a Constructive Posture

Europe’s financial troubles have eased somewhat, and the U.S. economy continues to demonstrate evidence of growth. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of the equities. At the same time, we are aware of recently increased stock valuations and the political risks in various regions of the world.Therefore, we are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

Expenses paid per $1,000†	$2.08
Ending value (after expenses)	$1,045.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

Expenses paid per $1,000†	$2.06
Ending value (after expenses)	$1,022.76

† Expenses are equal to the fund’s annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2013 (Unaudited)

Registered Investment Companies—99.9%	Shares		Value ($)
Dreyfus Appreciation Fund	28,571	[a]	1,312,839
Dreyfus Bond Market Index Fund, BASIC Shares	486,742	[a]	5,329,819
Dreyfus Disciplined Stock Fund	22,412	[a]	773,678
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. I	99,184	[a]	1,525,457
Dreyfus Emerging Markets Fund, Cl. I	58,712	[a]	600,036
Dreyfus Global Real Estate Securities Fund, Cl. I	22,335	[a]	185,823
Dreyfus High Yield Fund, Cl. I	237,773	[a]	1,597,833
Dreyfus International Bond Fund, Cl. I	86,491	[a]	1,466,020
Dreyfus International Equity Fund, Cl. I	7,627	[a]	227,222
Dreyfus International Stock Index Fund	24,646	[a]	367,465
Dreyfus International Value Fund, Cl. I	18,308	[a]	196,629
Dreyfus MidCap Core Fund, Cl. I	16,849	[a]	449,189
Dreyfus MidCap Index Fund	4,153	[a]	129,939
Dreyfus Opportunistic Midcap Value Fund, Cl. I	12,943	[a]	449,268
Dreyfus Research Growth Fund, Cl. Z	167,267	[a]	1,838,260
Dreyfus Short-Intermediate Government Fund	17,139	[a]	181,500
Dreyfus Small Cap Stock Index Fund	18,783	[a]	441,577
Dreyfus Strategic Value Fund, Cl. I	35,463	[a]	1,188,348
Dreyfus Total Return Advantage Fund, Cl. I	379,170	[a]	5,122,581
Dreyfus U.S. Equity Fund, Cl. I	69,106	[a]	1,136,102
Dreyfus/Newton International Equity Fund, Cl. I	20,905	[a]	383,823
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	28,501	[a]	446,616
International Stock Fund, Cl. I	20,918	[a]	308,329

Total Investments (cost $23,869,930)	99.9%		25,658,353
Cash and Receivables (Net)	.1%		20,108
Net Assets	100.0%		25,678,461

a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	79.4	Mutual Funds: Foreign	20.5
			99.9

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	23,869,930	25,658,353
Cash		44,911
Receivable for investment securities sold		773,678
Prepaid expenses		10,015
		26,486,957
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		4,514
Payable for investment securities purchased		773,678
Payable for shares of Common Stock redeemed		42
Accrued expenses		30,262
		808,496
Net Assets ($)		25,678,461
Composition of Net Assets ($):
Paid-in capital		23,931,032
Accumulated distributions in excess of investment income—net		(31,697)
Accumulated net realized gain (loss) on investments		(9,297)
Accumulated net unrealized appreciation
(depreciation) on investments		1,788,423
Net Assets ($)		25,678,461
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,737,143
Net Asset Value, offering and redemption price per share ($)		14.78

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	315,168
Expenses:
Shareholder servicing costs—Note 3(b)	34,189
Professional fees	21,313
Registration fees	9,402
Prospectus and shareholders’ reports	5,433
Custodian fees—Note 3(b)	1,029
Directors’ fees and expenses—Note 3(c)	818
Miscellaneous	8,221
Total Expenses	80,405
Less—reduction in expenses due to undertaking—Note 3(a)	(31,204)
Less—waiver of shareholder servicing fees—Note 3(b)	(3,677)
Less—reduction in fees due to earnings credits—Note 3(b)	(40)
Net Expenses	45,484
Investment Income—Net	269,684
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	44,016
Capital gain distributions from affiliated issuers	112,840
Net Realized Gain (Loss)	156,856
Net unrealized appreciation (depreciation) on investments in affiliated issuers	584,620
Net Realized and Unrealized Gain (Loss) on Investments	741,476
Net Increase in Net Assets Resulting from Operations	1,011,160

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	269,684	310,032
Net realized gain (loss) on
investments in affiliated issuers	156,856	111,553
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	584,620	884,774
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,011,160	1,306,359
Dividends to Shareholders from ($):
Investment income—net	(441,126)	(333,599)
Net realized gain on investments	(162,681)	(90,661)
Total Dividends	(603,807)	(424,260)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,842,764	5,659,094
Dividends reinvested	583,288	406,145
Cost of shares redeemed	(964,722)	(3,015,029)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,461,330	3,050,210
Total Increase (Decrease) in Net Assets	4,868,683	3,932,309
Net Assets ($):
Beginning of Period	20,809,778	16,877,469
End of Period	25,678,461	20,809,778
Undistributed (distributions in excess of)
investment income—net	(31,697)	139,745
Capital Share Transactions (Shares):
Shares sold	329,034	405,840
Shares issued for dividends reinvested	40,255	29,923
Shares redeemed	(65,461)	(215,978)
Net Increase (Decrease) in Shares Outstanding	303,828	219,785

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2013		Year Ended August 31,
	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	14.52		13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.18		.23	.25	.20
Net realized and unrealized
gain (loss) on investments	.48		.71	1.00	.41
Total from Investment Operations	.66		.94	1.25	.61
Distributions:
Dividends from investment income—net	(.29)		(.26)	(.28)	(.12)
Dividends from net realized
gain on investments	(.11)		(.07)	(.05)	—
Total Distributions	(.40)		(.33)	(.33)	(.12)
Net asset value, end of period	14.78		14.52	13.91	12.99
Total Return (%)	4.56	[c]	6.89	9.61	4.91	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.72	[e]	.84	1.06	2.76	[e]
Ratio of net expenses
to average net assets[d]	.41	[e]	.71	.73	.71	[e]
Ratio of net investment income
to average net assets[d]	2.41	[e]	1.64	1.79	1.84	[e]
Portfolio Turnover Rate	6.97	[c]	25.89	20.04	36.82	[c]
Net Assets, end of period ($ x 1,000)	25,678		20,810	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

12

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	25,658,353	—	—	25,658,353

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	1,074,982		224,871	26,977	(384)
Dreyfus BASIC S&P
500 Stock
Index Fund	607,266		131,185	789,200	53,052
Dreyfus Bond
Market Index Fund,
BASIC Shares	4,593,092		924,461	105,282	(895)
Dreyfus Disciplined
Stock Fund	—		773,678	—	—

14

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	1,211,563		275,717	32,115	(145)
Dreyfus Emerging
Markets Fund, Cl. I	388,496		198,750	24,140	(442)
Dreyfus Global Absolute
Return Fund, Cl. I	260,261		23,696	276,108	(1,889)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	146,471		36,678	3,533	(22)
Dreyfus High Yield
Fund, Cl. I	1,283,573		302,624	32,115	(738)
Dreyfus International
Bond Fund, Cl. I	1,225,507		290,478	32,115	(182)
Dreyfus International
Equity Fund, CL I	166,098		43,434	4,817	(295)
Dreyfus International
Stock Index Fund	271,302		72,711	8,029	(677)
Dreyfus International
Value Fund, Cl. I	143,041		42,658	4,816	(510)
Dreyfus MidCap Core
Fund, Cl. I	328,211		72,573	8,030	(105)
Dreyfus MidCap
Index Fund	—		126,881	678	(13)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	328,394		65,665	8,028	(319)
Dreyfus Research
Growth Fund, Cl. Z	1,487,868		280,026	34,684	(361)
Dreyfus
Short-Intermediate
Government Fund	—		182,654	1,003	(1)
Dreyfus Small Cap
Stock Index Fund	341,799		79,659	8,030	(81)
Dreyfus Strategic
Value Fund, Cl. I	878,512		199,294	23,123	4
Dreyfus Total Return
Advantage
Fund, Cl. I	4,352,802		1,001,597	112,401	(1,251)
Dreyfus U.S. Equity
Fund, Cl. I	890,485		184,220	21,838	(40)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	284,173	69,066		8,029	(365)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	357,052	92,869		8,029	(293)
International Stock
Fund, Cl. I	237,048	55,818		6,422	(32)
TOTAL	20,857,996	5,751,263		1,579,542	44,016

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	40,347	1,312,839		5.1	9,214
Dreyfus BASIC S&P
500 Stock Index Fund	(2,303)	—		—	7,097
Dreyfus Bond Market
Index Fund,
BASIC Shares	(81,557)	5,329,819		20.8	82,798
Dreyfus Disciplined
Stock Fund	—	773,678		3.0	—
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	70,437	1,525,457		5.9	18,982
Dreyfus Emerging
Markets Fund, Cl. I	37,372	600,036		2.3	5,771
Dreyfus Global Absolute
Return Fund, Cl. I	(5,960)	—		—	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	6,229	185,823		0.7	8,437
Dreyfus High Yield
Fund, Cl. I	44,489	1,597,833		6.2	45,890
Dreyfus International
Bond Fund, Cl. I	(17,668)	1,466,020		5.7	33,743
Dreyfus International
Equity Fund, CL I	22,802	227,222		0.9	4,924
Dreyfus International
Stock Index Fund	32,158	367,465		1.4	8,527
Dreyfus International
Value Fund, Cl. I	16,256	196,629		0.8	4,148

16

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus MidCap Core
Fund, Cl. I	56,540	449,189		1.8	8,389
Dreyfus MidCap
Index Fund	3,749	129,939		0.5	5,078
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	63,556	449,268		1.8	1,481
Dreyfus Research
Growth Fund, Cl. Z	105,411	1,838,260		7.2	2,753
Dreyfus
Short-Intermediate
Government Fund	(150)	181,500		0.7	201
Dreyfus Small Cap
Stock Index Fund	28,230	441,577		1.7	15,475
Dreyfus Strategic
Value Fund, Cl. I	133,661	1,188,348		4.6	14,445
Dreyfus Total Return
Advantage
Fund, Cl. I	(118,166)	5,122,581		20.0	102,976
Dreyfus U.S. Equity
Fund, Cl. I	83,275	1,136,102		4.4	9,641
Dreyfus/Newton
International
Equity Fund, Cl. I	38,978	383,823		1.5	4,882
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	5,017	446,616		1.7	28,685
International
Stock Fund, Cl. I	21,917	308,329		1.2	4,471
TOTAL	584,620	25,658,353		99.9	428,008

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: ordinary income $369,837 and long-term capital gains $54,423.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2013, the fund did not borrow under the Facilities.

18

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.40% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described above) do not exceed .93% of the value of the fund’s average daily net assets. The reduction in expenses pursuant to the undertaking, amounted to $31,204 during the period ended February 28, 2013.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended February 28, 2013, the fund was charged $27,919

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the Shareholder Services Plan of which $3,677 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $5,166 for transfer agency services and $254 for cash management services. Cash management fees were partially offset by earnings credits of $38.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $1,029 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $161 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

20

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,761, custodian fees $870, Chief Compliance Officer fees $5,308 and transfer agency fees $1,711, which are offset against an expense reimbursement currently in effect in the amount of $8,136.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2013, amounted to $5,751,263 and $1,579,542, respectively.

At February 28, 2013, accumulated net unrealized appreciation on investments was $1,788,423, consisting of $1,788,573 gross unrealized appreciation and $150 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

22

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the one- and two-year periods and above and below the Performance Universe median for the one- and two-year periods, respectively.The Board noted that the fund commenced operations on October 1, 2009. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted that the fund does not pay a management fee. The Board also noted that the fund’s total expenses were above the Expense Group and Expense Universe medians. Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2014, so that total annual fund and underlying fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.93% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

24

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

26

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Growth Allocation Fund

SEMIANNUAL REPORT February 28, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering the six-month period from September 1, 2012, through February 28, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A sustained market rally from the summer of 2012 through the end of the reporting period generated respectable gains for investors who had the patience and discipline to stick with equities during previous bouts of heightened turbulence.While economic growth generally remained sluggish compared to historical averages, a number of negative scenarios were avoided: China averted a hard landing, the European financial crisis did not deteriorate into a breakup of the euro, and the threat of U.S. fiscal tightening was reduced when last-minute legislation mitigated scheduled tax increases.

We believe that the muted pace of economic growth has helped prevent new imbalances from developing, even as monetary policymakers throughout the world maintain aggressively accommodative postures.Therefore, in our analysis, prospects are favorable for sustained economic expansion over the foreseeable future.As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2012, through February 28, 2013, as provided by Richard B. Hoey,A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the six-month period ended February 28, 2013, Dreyfus Growth Allocation Fund produced a total return of 7.82%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 8.94% for the same period. The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S.Aggregate Bond Index, and this blended index returned 7.18% for the same period.2

Despite political and economic uncertainties in the U.S. and abroad, equities performed well. The fund’s overweighting in stocks, particularly small/mid cap, helped it to outperform its blended benchmark.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid-and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Economic Conditions Fueled Market Gains

The equity markets began the period in rally mode. On September 6, the European Central Bank announced that policy makers agreed to an unlimited bond-purchase program to reduce interest rates for struggling nations and fight speculation of a breakup of the euro.The Federal Reserve’s QE3 announcement followed shortly after. By September 14, various indices set multi-year highs. Several stock markets moved slightly lower from that point.The U.S. election dominated the news over the next two months, followed by the wrangling over the resolution of the fiscal problems.The final trading day of 2012 was notable.The gain of 1.7% for the S&P 500 was the best for a last day since 1974.The first two months of 2013 saw a broad rally as the global economy showed signs of improvement and company fundamentals strengthened. Bonds, on the other hand, were under pressure, as record low yields were shunned. High yield bonds outperformed, as investors sought yield.

Emphasis on Equities Supported Fund’s Results

The fund maintained a modest emphasis on stocks over bonds throughout the reporting period.This stance helped returns since stocks consistently outperformed. The overweighting in strongly performing small/midcaps was particularly helpful.

The fund received especially positive contributions to relative performance from Dreyfus Opportunistic Midcap Value Fund, which achieved above-average results in the consumer discretionary, industrials, financials and utilities sectors. Dreyfus MidCap Core Fund advanced strongly due to the efficacy of the valuation and quality factors considered by its stock selection process. Dreyfus Strategic Value Fund was bolstered by successful security selections in the energy and materials sectors.

Laggards during the reporting period included DreyfusTotal Return Advantage Fund, Dreyfus Short-Intermediate Government Fund, and Dreyfus Bond Market Index Fund, all of which struggled as investors turned away from bonds and toward stocks.

The Dreyfus Investment Committee made two tactical changes to the fund’s investment allocations during the reporting period in response to shifting economic and market conditions. In December, the fund shifted assets from an alternative investment (Dreyfus Global Absolute Return) into Dreyfus Short-Intermediate Government

Bond, and Dreyfus Mid-Cap Index Fund.This move generally contributed positive performance to the fund. In February, the fund shifted from an S&P 500 Index Fund to Dreyfus Disciplined Stock Fund, believing an actively managed fund will provide alpha.

Maintaining a Constructive Posture

Europe’s financial troubles have eased somewhat, and the U.S. economy continues to demonstrate evidence of growth. These developments generally portend well for stocks, reinforcing our confidence in the fund’s current bias in favor of the equities. At the same time, we are aware of recently increased stock valuations and the political risks in various regions of the world.Therefore, we are carefully watching these and other developments in domestic and global markets and economies, and we stand prepared to adjust the fund’s holdings as warranted.

March 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

Asset allocation and diversification cannot assure a profit or protect against loss.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect through January 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from September 1, 2012 to February 28, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.86
Ending value (after expenses)	$1,078.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2013

Expenses paid per $1,000†	$1.81
Ending value (after expenses)	$1,023.01

† Expenses are equal to the fund’s annualized expense ratio of .36% ,multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2013 (Unaudited)

Registered Investment Companies—100.1%	Shares		Value ($)
Dreyfus Appreciation Fund	34,401	[a]	1,580,708
Dreyfus Bond Market Index Fund, BASIC Shares	72,037	[a]	788,803
Dreyfus Disciplined Stock Fund	26,332	[a]	908,988
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	23,230	[a]	357,272
Dreyfus Emerging Markets Fund, Cl. I	128,031	[a]	1,308,472
Dreyfus Global Real Estate Securities Fund, Cl. I	110,074	[a]	915,814
Dreyfus High Yield Fund, Cl. I	55,743	[a]	374,587
Dreyfus International Bond Fund, Cl. I	20,274	[a]	343,650
Dreyfus International Equity Fund, Cl. I	10,799	[a]	321,700
Dreyfus International Stock Index Fund	34,336	[a]	511,947
Dreyfus International Value Fund, Cl. I	24,814	[a]	266,500
Dreyfus MidCap Core Fund, Cl. I	19,744	[a]	526,368
Dreyfus Midcap Index Fund	20,307	[a]	635,402
Dreyfus Opportunistic Midcap Value Fund, Cl. I	17,888	[a]	620,897
Dreyfus Research Growth Fund, Cl. Z	194,622	[a]	2,138,899
Dreyfus Short-Intermediate Government Fund	83,919	[a]	888,700
Dreyfus Small Cap Stock Index Fund	21,932	[a]	515,625
Dreyfus Strategic Value Fund, Cl. I	40,213	[a]	1,347,542
Dreyfus Total Return Advantage Fund, Cl. I	88,846	[a]	1,200,307
Dreyfus U.S. Equity Fund, Cl. I	80,903	[a]	1,330,041
Dreyfus/Newton International Equity Fund, Cl. I	29,006	[a]	532,545
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	33,387	[a]	523,167
International Stock Fund, Cl. I	29,258	[a]	431,266

Total Investments (cost $16,470,155)	100.1%		18,369,200
Liabilities, Less Cash and Receivables	(.1%)		(25,777)
Net Assets	100.0%		18,343,423

a	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	72.9	Mutual Funds: Foreign	27.2
			100.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	16,470,155	18,369,200
Cash		876
Receivable for shares of Common Stock subscribed		1,104
Prepaid expenses		8,464
		18,379,644
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		92
Payable for shares of Common Stock redeemed		9,000
Accrued expenses		27,129
		36,221
Net Assets ($)		18,343,423
Composition of Net Assets ($):
Paid-in capital		16,536,111
Accumulated distributions in excess of investment income—net		(21,254)
Accumulated net realized gain (loss) on investments		(70,479)
Accumulated net unrealized appreciation
(depreciation) on investments		1,899,045
Net Assets ($)		18,343,423
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,160,327
Net Asset Value, offering and redemption price per share ($)		15.81

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	202,405
Expenses:
Shareholder servicing costs—Note 3(b)	25,358
Professional fees	21,168
Registration fees	9,317
Prospectus and shareholders’ reports	4,797
Custodian fees—Note 3(b)	868
Directors’ fees and expenses—Note 3(c)	524
Loan commitment fees—Note 2	95
Miscellaneous	9,739
Total Expenses	71,866
Less—reduction in expenses due to undertaking—Note 3(a)	(38,338)
Less—waiver of shareholder servicing fees—Note 3(b)	(4,744)
Less—reduction in fees due to earnings credits—Note 3(b)	(38)
Net Expenses	28,746
Investment Income—Net	173,659
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	41,600
Capital gain distributions from affiliated issuers	86,855
Net Realized Gain (Loss)	128,455
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	896,364
Net Realized and Unrealized Gain (Loss) on Investments	1,024,819
Net Increase in Net Assets Resulting from Operations	1,198,478

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Operations ($):
Investment income—net	173,659	110,494
Net realized gain (loss) on
investments in affiliated issuers	128,455	144,912
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	896,364	848,662
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,198,478	1,104,068
Dividends to Shareholders from ($):
Investment income—net	(200,071)	(162,231)
Net realized gain on investments	(239,049)	(92,381)
Total Dividends	(439,120)	(254,612)
Capital Stock Transactions ($):
Net proceeds from shares sold	2,869,514	3,983,446
Dividends reinvested	426,370	241,740
Cost of shares redeemed	(744,533)	(2,198,040)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,551,351	2,027,146
Total Increase (Decrease) in Net Assets	3,310,709	2,876,602
Net Assets ($):
Beginning of Period	15,032,714	12,156,112
End of Period	18,343,423	15,032,714
Undistributed (distributions in excess of)
investment income—net	(21,254)	5,158
Capital Share Transactions (Shares):
Shares sold	177,237	275,802
Shares issued for dividends reinvested	34,549	17,443
Shares redeemed	(48,214)	(151,664)
Net Increase (Decrease) in Shares Outstanding	163,572	141,581

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2013		Year Ended August 31,
	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	15.08		14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.17		.12	.10	.10
Net realized and unrealized
gain (loss) on investments	1.00		1.03	1.51	.31
Total from Investment Operations	1.17		1.15	1.61	.41
Distributions:
Dividends from investment income—net	(.20)		(.18)	(.11)	(.13)
Dividends from net realized
gain on investments	(.24)		(.10)	(.07)	—
Total Distributions	(.44)		(.28)	(.18)	(.13)
Net asset value, end of period	15.81		15.08	14.21	12.78
Total Return (%)	7.82	[c]	8.29	12.56	3.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.91	[e]	1.01	1.26	3.33	[e]
Ratio of net expenses
to average net assets[d]	.36	[e]	.58	.63	.57	[e]
Ratio of net investment income
to average net assets[d]	2.19	[e]	.82	.65	.85	[e]
Portfolio Turnover Rate	16.30	[c]	30.83	21.83	45.65	[c]
Net Assets, end of period ($ x 1,000)	18,343		15,033	12,156	5,301

a	From October 1, 2009 (commencement of initial offering) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	18,369,200	—	—	18,369,200

At February 28, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2013 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	1,346,928		220,085	33,814	(461)
Dreyfus BASIC
S&P 500 Stock
Index Fund	739,407		130,151	928,713	61,949
Dreyfus Bond Market
Index Fund,
BASIC Shares	698,125		120,155	17,471	(94)
Dreyfus Disciplined
Stock Fund	—		908,988	—	—
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	294,503		54,123	8,051	(4)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Fund, Cl. I	1,023,082		226,211	34,458	(6,323)
Dreyfus Global
Absolute Return
Fund, Cl. I	1,324,893		53,920	1,339,168	(8,458)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	747,586		156,027	18,598	(133)
Dreyfus High Yield
Fund, Cl. I	311,822		60,553	8,051	(155)
Dreyfus International
Bond Fund, Cl. I	297,920		57,575	8,051	(22)
Dreyfus International
Equity Fund, CL I	244,962		51,627	7,246	(424)
Dreyfus International
Stock Index Fund	393,511		86,348	12,077	(803)
Dreyfus International
Value Fund, Cl. I	202,098		50,280	7,246	(812)
Dreyfus MidCap Core
Fund, Cl. I	398,294		71,798	10,064	(65)
Dreyfus MidCap
Index Fund	—		620,421	3,733	(44)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	478,154		64,222	10,064	(457)
Dreyfus Research
Growth Fund, Cl. Z	1,789,094		271,707	43,476	(490)
Dreyfus
Short-Intermediate
Government Fund	—		895,046	5,605	(1)
Dreyfus Small Cap
Stock Index Fund	413,193		80,000	10,064	(107)
Dreyfus Strategic
Value Fund, Cl. I	1,030,144		195,208	28,984	(96)
Dreyfus Total
Return Advantage
Fund, Cl. I	1,058,061		198,135	28,178	(183)
Dreyfus U.S. Equity
Fund, Cl. I	1,079,775		180,223	27,374	(138)
Dreyfus/Newton
International
Equity Fund, Cl. I	409,583		81,214	12,076	(504)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	432,621		95,587	10,064	(578)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2012 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
International
Stock Fund, Cl. I	344,321	65,842		9,661	3
TOTAL	15,058,077	4,995,446		2,622,287	41,600

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	47,970	1,580,708		8.6	11,225
Dreyfus BASIC
S&P 500 Stock
Index Fund	(2,794)	—		—	8,316
Dreyfus Bond Market
Index Fund,
BASIC Shares	(11,912)	788,803		4.3	12,220
Dreyfus Disciplined
Stock Fund	—	908,988		5.0	—
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	16,701	357,272		1.9	5,219
Dreyfus Emerging
Markets Fund, Cl. I	99,960	1,308,472		7.1	13,373
Dreyfus Global
Absolute Return
Fund, Cl. I	(31,187)	—		—	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	30,932	915,814		5.0	41,154
Dreyfus High Yield
Fund, Cl. I	10,418	374,587		2.0	10,824
Dreyfus International
Bond Fund, Cl. I	(3,772)	343,650		1.9	7,847
Dreyfus International
Equity Fund, CL I	32,781	321,700		1.8	6,872
Dreyfus International
Stock Index Fund	44,968	511,947		2.8	11,755
Dreyfus International
Value Fund, Cl. I	22,180	266,500		1.5	5,524
Dreyfus MidCap Core
Fund, Cl. I	66,405	526,368		2.9	—
Dreyfus MidCap
Index Fund	18,758	635,402		3.5	23,612

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	2/28/2013	($)	Assets (%)	Distributions ($)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	89,042	620,897		3.4	11,699
Dreyfus Research
Growth Fund, Cl. Z	122,064	2,138,899		11.7	3,173
Dreyfus
Short-Intermediate
Government Fund	(740)	888,700		4.8	975
Dreyfus Small Cap
Stock Index Fund	32,603	515,625		2.8	17,840
Dreyfus Strategic
Value Fund, Cl. I	151,270	1,347,542		7.3	16,186
Dreyfus Total Return
Advantage Fund, Cl. I	(27,528)	1,200,307		6.5	24,085
Dreyfus U.S. Equity
Fund, Cl. I	97,555	1,330,041		7.3	11,146
Dreyfus/Newton
International
Equity Fund, Cl. I	54,328	532,545		2.9	6,621
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	5,601	523,167		2.8	33,426
International Stock
Fund, Cl. I	30,761	431,266		2.3	6,168
TOTAL	896,364	18,369,200		100.1	289,260

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2012 was as follows: ordinary income $196,660 and long-term capital gains $57,952.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager had agreed, from September 1, 2012 through October 31, 2012, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.50% of the value of the fund’s average daily net assets.Thereafter, the Manager has contractually agreed, from November 1, 2012 through January 1, 2014, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses (exclusive of certain expenses as described above) do not exceed 1.17% of the value of the fund’s average daily net assets.The reduction in expenses pursuant to the undertaking, amounted to $38,338 during the period ended February 28, 2013.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended February 28, 2013, the fund was charged $19,813 pursuant to the Shareholder Services Plan of which $4,744 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $5,281 for transfer agency services and $242 for cash management services. Cash management fees were partially offset by earnings credits of $36.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2013, the fund was charged $868 pursuant to the custody agreement.

The fund compensatesThe Bank of NewYork Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2013, the fund was charged $150 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended February 28, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $3,382, custodian fees $638, Chief Compliance Officer fees $5,308 and transfer agency fees $1,685, which are offset against an expense reimbursement currently in effect in the amount of $10,921.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2013, amounted to $4,995,446 and $2,622,287, respectively.

At February 28, 2013, accumulated net unrealized appreciation on investments was $1,899,045, consisting of $1,899,785 gross unrealized appreciation and $740 gross unrealized depreciation.

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and below the Performance Universe median for the one- and two-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund does not pay a management fee. The Board also noted that the fund’s total expenses were above the Expense Group

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and Expense Universe medians. Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until January 1, 2014, so that total annual fund and underlying fund expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.17% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation or fee waiver and/or expense reimbursement arrangement for certain funds and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

NOTES

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)